Inventories	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Inventories

3.              Inventories

	June 30, 2018	December 31, 2017
Materials and supplies	$62,616	$52,230
Work-in-progress	23,420	20,592
Finished goods – concentrates	17,853	14,365
Total inventories	$103,889	$87,187
Less: non-current portion of ore in stockpiles	(14,926)	(14,926)
Inventory recorded as a current asset	$88,963	$72,261

The non-current portion of ore in stockpiles as at June 31, 2018 and December 31, 2017 consisted of primary ore (zinc-only) of $13,087 and supergene ore of $1,839. Depreciation of $7,559 is included in work-in-progress and finished goods inventories at June 30, 2018 (December 31, 2017 – $6,370).

All inventories are located at the Bisha Mine.